RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Schedule Of Related Party Relationships [Table Text Block]
(1)       Related party relationships

Name of related parties	Relationship
Jinong	Being a cost investment of the Company (note 10)
Liyu	Being an equity investment of the Company (note 10)
Henan Agriculture University	Being the non-controlling interest of Beijing Origin
Beijing Shihui Agriculture Ltd.	Being owned by close family members of CEO
Agriculture Institute in Neijiang city	Being the non-controlling interest of Denong
The Fifth Agricultural Construction Division of the Xinjiang Production and Construction Corps (“XPCC 5th Division”)	Being the non-controlling interest of Xinjiang Origin

Schedule Of Amounts Due From Related Parties [Table Text Block]
(2)       Due from related parties

	September 30,
	2012	2013
	RMB	RMB

Henan Agriculture University (note (i))	2,082	2,000
Agriculture Institute in Neijiang city (note (ii))	-	500
Beijing Shihui Agriculture Ltd. (note (iii))	-	900

	2,082	3,400

Note (i):
The balance as of September 30, 2013 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.

Note (ii):	The balance as of September 30, 2013 represented the advance from Denong to Agriculture Institute in Neijiang city, Sichuan Province for its research operation.

Note (iii):
The balance as of September 30, 2013 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company, which was on an arm’s length basis, and the services have not been completed as of September 30, 2013

Schedule Of Amounts Due To Related Parties [Table Text Block]
(3)       Due to related parties

	September 30,
	2012	2013
	RMB	RMB

XPCC 5th Division	950	54
Companies controlled by the Company’s directors	1,366	1,325
Ex-shareholders of State Harvest	156	151
Liyu	297	-

	2,769	1,530

Schedule of Related Party Transactions [Table Text Block]
(4)       Transactions with related parties

(a)       Sales to

	Year ended
	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Jinong	2,000	8,319	-

(b)        Purchases from

	Year ended
	September 30,
	2011	2012	2013
	RMB	RMB	RMB

Liyu	90	-	-
XPCC 5th Division	-	2,788	-
Jinong	-	25,984	-

	90	28,772	-

(c)       Technology usage fees charged by

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Liyu	5,953	9,541	14,665
Non-controlling interests of Denong	602	-	-

	6,555	9,541	14,665

The above amounts related to technology usage fees paid to certain related party research centers for the exclusive right to use certain seed technologies.

(d)       Rental expense paid for plant and equipment

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Jinong	468	-	-

(e)       Research & Development expenses

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Holding company of Jinong	5,000	-	-

(f)        Dividend received from

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Liyu	2,467	2,100	2,700

(g)       Dividend paid to

	Year ended September 30,
	2011	2012	2013
	RMB	RMB	RMB

Jinong	10,050	-	-